SHARE-BASED COMPENSATION - Stock incentive plan adopted by Fairlubo (Details) - Outstanding weighted average stock options - Fairlubo Auction Company Limited - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SHARE-BASED COMPENSATION
Vesting period (in years)			4 years
Vesting percentage			0.25%
Share-based compensation expense	¥ 0	¥ 0	¥ 0